Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Trade receivables, allowance for doubtful accounts	$ 912					$ 3,759	$ 4,162
Inventory						4,868	3,495
Amortization of intangible assets	$ 17,302	$ 32,508	$ 52,671	$ 130,791	$ 160,973	$ 211,639	236,788	$ 246,753
Employee Stock Option
Finite-Lived Intangible Assets [Line Items]
Dividend rate						0.00%
Subscriber Accounts
Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets, useful life						15 years
Amortization rate using declining balance method						220.00%
Amortization of intangible assets						$ 204,130	226,697	236,673
Dealer Networks and Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets						$ 6,994	$ 9,830	$ 9,830
Finite-lived intangible asset, useful life						5 years
LiveWatch Trademark
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life						10 years
Security Networks LLC and Certain Affiliated Entities | Subscriber Accounts
Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets, useful life						14 years
Amortization rate using declining balance method						235.00%